Non-current Assets - Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

(All in US$)	June 30, 2023	December 31, 2022

Exploration and evaluation assets – at cost	2,149,952	2,212,013

The capitalised exploration and evaluation assets carried forward above have been determined as follows:

Balance at January 1, 2023	2,212,013
Expenditure incurred during the half-year	5,070
Exchange differences	(67,131)

Balance as at June 30, 2023	2,149,952